Shareholders' equity - Dividends (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	May 27, 2025	May 22, 2024	May 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends
Total dividends paid	€ 422,515	€ 349,162	€ 328,623	€ 422,515	€ 349,162	€ 328,623
Dividends paid per share	€ 1.44	€ 1.19	€ 1.12
Proposed dividend per share				€ 1.49
Expected dividend payment				€ 416,140
Number of treasury shares held that are not entitled to dividends				14,124,564